Statutory Financial Data and Dividend Restrictions	12 Months Ended
Dec. 31, 2013
Statutory Financial Data and Dividend Restrictions

(16)  Statutory Financial Data and Dividend Restrictions

Statutory accounting practices prescribed or permitted by the Company’s state of domicile are directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in calculation in determining statutory policyholders’ surplus and gain from operations. Currently, these items include, among others, DAC, furniture and fixtures, deferred taxes, accident and health premiums receivable, which are more than 90 days past due, reinsurance, certain investments, and undeclared dividends to policyholders. Additionally, account balances and future policy benefit reserves and policy and contract claims calculated for statutory reporting do not include provisions for withdrawals.

The Company’s statutory capital and surplus reported in the statutory annual statements filed with the State of New York as of December 31, 2013 and 2012 were $97,828 and $135,415, respectively.

The Company is required to meet minimum statutory capital and surplus requirements. The Company’s statutory capital and surplus as of December 31, 2013 and 2012 were significantly in excess of these requirements. The maximum amount of dividends that can be paid by New York insurance companies to stockholders without prior approval of the Superintendent of Insurance is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statements. In accordance with New York statutes, the maximum amount of ordinary dividends that can be paid by the Company is the greater of 10% of prior year-end capital and surplus, or the prior year net gain from operations, but is limited by the amount in unassigned surplus. Based on these limitations, ordinary dividends of $28,171 can be paid in 2014 without the approval of the New York State Department of Financial Services. The Company paid no dividends in 2013, 2012, and 2011.

Regulatory Risk-Based Capital

An insurance enterprise’s state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise’s regulatory total adjusted capital to its authorized control-level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. This ratio for the Company significantly exceeds required minimum thresholds, as of December 31, 2013 and 2012.